UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22186
                                                     ---------

                Oppenheimer Master International Value Fund, LLC
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: April 30
                                                 --------

                      Date of reporting period: 01/31/2009
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Master International Value Fund, LLC

STATEMENT OF INVESTMENTS JANUARY 31, 2009 / UNAUDITED

                                                                    SHARES               VALUE
                                                                  ----------         ------------
COMMON STOCKS--92.0%
CONSUMER DISCRETIONARY--19.3%
AUTOMOBILES--2.8%
Hyundai Motor Co.                                                     22,716         $    765,769
Toyota Motor Corp.                                                    42,597            1,358,578
                                                                                     ------------
                                                                                        2,124,347
                                                                                     ------------
HOTELS, RESTAURANTS & LEISURE--0.5%
Emperor Entertainment Hotel Ltd.                                   4,036,307              212,721
Enterprise Inns plc                                                  212,495              147,407
                                                                                     ------------
                                                                                          360,128
                                                                                     ------------
HOUSEHOLD DURABLES--2.9%
Barratt Developments plc                                             314,685              316,947
First Juken Co. Ltd.                                                  80,800              139,487
Haseko Corp.                                                       1,410,451            1,303,978
Taylor Wimpey plc                                                    650,774              148,040
Thomson SA(1)                                                        222,360              317,737
                                                                                     ------------
                                                                                        2,226,189
                                                                                     ------------
LEISURE EQUIPMENT & PRODUCTS--0.9%
Sega Sammy Holdings, Inc.                                             54,077              679,182
                                                                                     ------------
MEDIA--4.7%
British Sky Broadcasting Group plc(2)                                120,078              864,860
Societe Television Francaise 1                                       134,907            1,457,875
Vivendi SA                                                            32,724              846,791
Yell Group plc                                                       694,490              445,354
                                                                                     ------------
                                                                                        3,614,880
                                                                                     ------------
SPECIALTY RETAIL--2.3%
Aoyama Trading Co.                                                    75,658            1,104,636
Dickson Concepts International Ltd.                                1,521,699              388,357
Otsuka Kagu Ltd.                                                      44,760              321,381
                                                                                     ------------
                                                                                        1,814,374
                                                                                     ------------
TEXTILES, APPAREL & LUXURY GOODS--5.2%
Aksa Akrilik Kimya Sanayii AS(1)                                   1,993,373            1,813,290
Asics Corp.                                                          223,240            1,651,529
Christian Dior SA                                                     11,620              581,141
                                                                                     ------------
                                                                                        4,045,960
                                                                                     ------------
CONSUMER STAPLES--7.1%
FOOD & STAPLES RETAILING--2.0%
Tesco plc                                                            295,958            1,536,319
                                                                                     ------------
FOOD PRODUCTS--3.2%
Nestle SA                                                             70,267            2,434,113
                                                                                     ------------
PERSONAL PRODUCTS--1.9%
Coreana Cosmetics Co. Ltd.(1)                                        587,187              310,085
Pacific Corp.(1, 3)                                                   17,046            1,139,386
                                                                                     ------------
                                                                                        1,449,471
                                                                                     ------------
ENERGY--6.9%
ENERGY EQUIPMENT & SERVICES--1.7%
Petroleum Geo-Services ASA(1)                                        254,920              827,118
                                                                                     ------------


              1 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

Oppenheimer Master International Value Fund, LLC

STATEMENT OF INVESTMENTS JANUARY 31, 2009 / UNAUDITED

                                                                    SHARES               VALUE
                                                                  ----------         ------------
ENERGY EQUIPMENT & SERVICES CONTINUED
Seabird Exploration Ltd.(1)                                        1,019,322         $    438,321
                                                                                     ------------
                                                                                        1,265,439
                                                                                     ------------
OIL, GAS & CONSUMABLE FUELS--5.2%
Eni SpA                                                               88,409            1,875,791
Esso (Thailand) Public Co. Ltd.                                    4,340,900              587,299
Total SA                                                              31,026            1,556,246
                                                                                     ------------
                                                                                        4,019,336
                                                                                     ------------
FINANCIALS--12.1%
CAPITAL MARKETS--0.4%
Ichiyoshi Securities Co. Ltd.                                         52,612              300,994
                                                                                     ------------
COMMERCIAL BANKS--1.6%
Anglo Irish Bank Corp. plc                                            51,641                  661
Bank of Ireland                                                      292,732              233,321
Credit Agricole SA                                                    53,895              655,844
National Bank of Greece SA                                            21,798              361,705
                                                                                     ------------
                                                                                        1,251,531
                                                                                     ------------
CONSUMER FINANCE--0.0%
Cattles plc                                                           72,460               11,813
                                                                                     ------------
DIVERSIFIED FINANCIAL SERVICES--0.4%
RHJ International Ltd.(1)                                             61,828              292,907
                                                                                     ------------
INSURANCE--6.4%
Aegon NV                                                             270,146            1,424,780
Fondiaria-Sai SpA                                                    246,467            2,213,757
Swiss Reinsurance Co.                                                 49,094            1,304,487
                                                                                     ------------
                                                                                        4,943,024
                                                                                     ------------
REAL ESTATE INVESTMENT TRUSTS--0.8%
Creed Office Investment Corp.                                             61               43,467
DA Office Investment Corp.                                               123              209,621
Japan Hotel and Resort, Inc.                                              87               99,142
Japan Rental Housing Investments, Inc.                                    10                8,169
Japan Single-residence REIT                                               51               27,111
LCP Investment Corp.                                                      33               16,134
Nippon Commercial Investment Corp.                                       230              151,468
Prospect Residential Investment Corp.                                     66               34,340
TGR Investment, Inc.                                                      39               28,131
                                                                                     ------------
                                                                                          617,583
                                                                                     ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.4%
Cosmos Initia Co. Ltd.                                             1,013,264              677,324
Eurocastle Investment Ltd.                                            65,247               31,891
Shanghai Forte Land Co. Ltd.                                       2,332,719              344,182
                                                                                     ------------
                                                                                        1,053,397
                                                                                     ------------
THRIFTS & MORTGAGE FINANCE--1.1%
Paragon Group Cos. plc                                             1,270,911              853,596
                                                                                     ------------
HEALTH CARE--7.2%
HEALTH CARE PROVIDERS & SERVICES--1.2%
Mediceo Paltac Holdings Co. Ltd.                                      81,032              909,222
                                                                                     ------------
PHARMACEUTICALS--6.0%
GlaxoSmithKline plc                                                   21,152              373,817


              2 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

Oppenheimer Master International Value Fund, LLC

STATEMENT OF INVESTMENTS JANUARY 31, 2009 / UNAUDITED

                                                                    SHARES               VALUE
                                                                  ----------         ------------
PHARMACEUTICALS CONTINUED
Sanofi-Aventis SA                                                     36,196         $  2,043,124
Takeda Pharmaceutical Co. Ltd.                                        47,194            2,204,962
                                                                                     ------------
                                                                                        4,621,903
                                                                                     ------------
INDUSTRIALS--14.3%
AEROSPACE & DEFENSE--1.7%
Safran SA                                                            104,868            1,314,526
                                                                                     ------------
AIRLINES--6.9%
Deutsche Lufthansa AG                                                 66,044              806,522
Jazz Air Income Fund                                                 461,302            1,628,899
Turk Hava Yollari Anonim Ortakligi(1)                                795,142            2,919,034
                                                                                     ------------
                                                                                        5,354,455
                                                                                     ------------
COMMERCIAL SERVICES & SUPPLIES--1.8%
Sperian Protection                                                    30,270            1,375,698
                                                                                     ------------
CONSTRUCTION & ENGINEERING--1.1%
Joongang Construction Co. Ltd.(1)                                     75,437              235,980
Vinci SA                                                              18,737              641,854
                                                                                     ------------
                                                                                          877,834
                                                                                     ------------
MARINE--2.4%
Orient Overseas International Ltd.                                   290,000              685,453
Shun Tak Holdings Ltd.                                             3,126,000            1,129,688
                                                                                     ------------
                                                                                        1,815,141
                                                                                     ------------
TRADING COMPANIES & DISTRIBUTORS--0.4%
Travis Perkins plc                                                    42,360              196,441
Wolseley plc                                                          39,493               98,518
                                                                                     ------------
                                                                                          294,959
                                                                                     ------------
TRANSPORTATION INFRASTRUCTURE--0.0%
Master Marine AS(1, 3)                                                   640                  531
                                                                                     ------------
INFORMATION TECHNOLOGY--9.9%
COMMUNICATIONS EQUIPMENT--1.3%
Nokia Oyj                                                             83,381            1,023,833
                                                                                     ------------
COMPUTERS & PERIPHERALS--5.3%
Fujitsu Ltd.                                                         133,303              598,767
Gemalto NV(1)                                                         36,443              896,365
Japan Digital Laboratory Co. Ltd.                                    246,279            2,562,474
                                                                                     ------------
                                                                                        4,057,606
                                                                                     ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.1%
A&D Co. Ltd.                                                         189,484              550,773
Nichicon Corp.                                                       158,637            1,035,375
                                                                                     ------------
                                                                                        1,586,148
                                                                                     ------------
OFFICE ELECTRONICS--1.2%
Canon, Inc.                                                           35,454              952,890
                                                                                     ------------
MATERIALS--2.7%
CHEMICALS--1.4%
Arkema                                                                34,269              484,227
Ohara, Inc.                                                           69,100              592,179
                                                                                     ------------
                                                                                        1,076,406
                                                                                     ------------


              3 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

Oppenheimer Master International Value Fund, LLC

STATEMENT OF INVESTMENTS JANUARY 31, 2009 / UNAUDITED

                                                                    SHARES               VALUE
                                                                  ----------         ------------
METALS & MINING--1.3%
ArcelorMittal                                                         19,942         $    447,888
Hindalco Industries Ltd.                                             546,900              541,788
                                                                                     ------------
                                                                                          989,676
                                                                                     ------------
TELECOMMUNICATION SERVICES--8.8%
DIVERSIFIED TELECOMMUNICATION SERVICES--6.1%
Cable & Wireless plc                                                 306,175              696,175
France Telecom SA                                                     78,438            1,770,854
Telecom Italia SpA                                                 1,725,075            1,667,609
Telmex Internacional SAB de CV                                     1,154,884              545,799
                                                                                     ------------
                                                                                        4,680,437
                                                                                     ------------
WIRELESS TELECOMMUNICATION SERVICES--2.7%
KDDI Corp.                                                               240            1,499,674
Vodafone Group plc                                                   326,463              608,416
                                                                                     ------------
                                                                                        2,108,090
                                                                                     ------------
UTILITIES--3.7%
ELECTRIC UTILITIES--3.7%
Okinawa Electric Power Co. (The)                                      33,333            2,299,705
RusHydro(1)                                                       33,977,699              571,063
                                                                                     ------------
                                                                                        2,870,768
                                                                                     ------------
Total Common Stocks (Cost $99,037,958)                                                 70,804,706
                                                                                     ------------
PREFERRED STOCKS--2.6%
Bayerische Motoren Werke (BMW) AG, Preference                         94,918            1,561,689
Tatneft, Preference                                                  609,524              411,429
                                                                                     ------------
Total Preferred Stocks (Cost $3,659,195)                                                1,973,118
                                                                                     ------------

                                                                   PRINCIPAL
                                                                    AMOUNT
                                                                  ----------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--0.1%
Cattles plc, 7.875% Nts., 1/17/14(4) (Cost $116,253)                 347,000 GBP          99,317

                                                                    SHARES
                                                                  ----------
INVESTMENT COMPANY--37.1%
Oppenheimer Institutional Money Market Fund, Cl. E, 1.08%(5, 6)
   (COST $28,534,451)                                             28,534,451           28,534,451
TOTAL INVESTMENTS, AT VALUE (COST $131,347,857)                        131.8%         101,411,592
LIABILITIES IN EXCESS OF OTHER ASSETS                                  (31.8)         (24,454,681)
                                                                  ----------         ------------
NET ASSETS                                                             100.0%        $ 76,956,911
                                                                  ==========         ============

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currency:

GBP   British Pound Sterling

(1.) Non-income producing security.

(2.) A sufficient amount of securities has been designated to cover outstanding foreign currency exchange contracts. See accompanying Notes.

(3.) Illiquid security. The aggregate value of illiquid securities as of January
     31, 2009 was $1,139,917, which represents 1.48% of the Fund's net assets. See accompanying Notes.

(4.) Represents the current interest rate for a variable or increasing rate security.


              4 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

Oppenheimer Master International Value Fund, LLC

STATEMENT OF INVESTMENTS JANUARY 31, 2009 / UNAUDITED

(5.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                          SHARES         GROSS         GROSS           SHARES
                                                     APRIL 30, 2008    ADDITIONS     REDUCTIONS   JANUARY 31, 2009
                                                     --------------   -----------   -----------   ----------------
Oppenheimer Institutional Money Market Fund, Cl. E      3,951,079     158,373,647   133,790,275      28,534,451

                                                       VALUE        INCOME
                                                     -----------   --------
Oppenheimer Institutional Money Market Fund, Cl. E   $28,534,451   $104,448

(6.) Rate shown is the 7-day yield as of January 31, 2009.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of January 31, 2009:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                          $ 53,394,223        $    --
Level 2--Other Significant Observable Inputs      48,016,708         (9,001)
Level 3--Significant Unobservable Inputs                 661             --
                                                ------------        -------
   Total                                        $101,411,592        $(9,001)
                                                ============        =======

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF JANUARY 31, 2009 ARE AS FOLLOWS:

                                               CONTRACT AMOUNT     EXPIRATION                   UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                BUY/SELL        (000S)           DATES          VALUE      APPRECIATION   DEPRECIATION
--------------------                --------   ---------------   -------------   -----------   ------------   ------------
British Pound Sterling (GBP)             Buy       2,001 GBP     2/2/09-2/3/09   $ 2,899,479     $ 46,872       $     --
British Pound Sterling (GBP)            Sell          12 GBP            2/2/09        17,896           --            343
Canadian Dollar (CAD)                    Buy         763 CAD            2/2/09       622,578           --          5,661
Euro (EUR)                               Buy       9,324 EUR            2/2/09    11,938,899           --        312,246
Euro (EUR)                              Sell       3,362 EUR           3/23/09     4,301,670      472,875              -
Japanese Yen (JPY)                       Buy     544,224 JPY     2/2/09-2/3/09     6,058,043           71         41,178
Japanese Yen (JPY)                      Sell     923,300 JPY           3/23/09    10,287,868       21,609        136,622
Mexican Nuevo Peso (MXN)                 Buy       2,820 MXN            2/3/09       196,123           --          4,590
Norwegian Krone (NOK)                    Buy       4,712 NOK            2/2/09       680,359           --         21,276
Swiss Franc (CHF)                        Buy       2,187 CHF            2/2/09     1,885,150           --         28,208
Thailand Baht (THB)                      Buy       8,258 THB            2/2/09       236,173           --            304
                                                                                                 --------       --------
Total unrealized appreciation and
   depreciation                                                                                  $541,427       $550,428
                                                                                                 ========       ========


              5 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

Oppenheimer Master International Value Fund, LLC

STATEMENT OF INVESTMENTS JANUARY 31, 2009 / UNAUDITED

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS            VALUE      PERCENT
-------------------        ------------   -------
United States              $ 28,534,451    28.1%
Japan                        21,360,693    21.1
France                       13,942,282    13.8
United Kingdom                6,397,020     6.3
Italy                         5,757,157     5.7
Turkey                        4,732,324     4.7
Switzerland                   3,738,600     3.7
Korea, Republic of South      2,451,220     2.4
Germany                       2,368,211     2.3
Hong Kong                     1,815,141     1.8
Canada                        1,628,899     1.6
The Netherlands               1,456,671     1.4
Norway                        1,265,970     1.3
Finland                       1,023,833     1.0
Russia                          982,492     1.0
Bermuda                         601,078     0.6
Thailand                        587,299     0.6
Mexico                          545,799     0.5
India                           541,788     0.5
Luxembourg                      447,888     0.4
Greece                          361,705     0.4
China                           344,182     0.3
Belgium                         292,907     0.3
Ireland                         233,982     0.2
                           ------------   -----
Total                      $101,411,592   100.0%
                           ============   =====

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Directors or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.


              6 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

Oppenheimer Master International Value Fund, LLC

STATEMENT OF INVESTMENTS JANUARY 31, 2009 / UNAUDITED

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.


              7 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

Oppenheimer Master International Value Fund, LLC

STATEMENT OF INVESTMENTS JANUARY 31, 2009 / UNAUDITED

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

ILLIQUID SECURITIES

As of January 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.


              8 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC


ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 01/31/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Master International Value Fund, LLC


By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 03/12/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 03/12/2009


By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 03/12/2009